Expense Example - TappAlpha S&P 500 Growth & Daily Income ETF - TappAlpha S&P 500 Growth & Daily Income ETF Class	May 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883